TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

and Statements of Additional Information (as applicable)

Transamerica Small Cap Value

Transamerica Small/Mid Cap Value

* * *

Transamerica Small Cap Value

Effective May 1, 2025, the following will replace the corresponding information in the Prospectuses for Transamerica Small Cap Value under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Systematic Financial Management, L.P.
Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since August 2024
Rick Plummer, CFA	Portfolio Manager	since May 2025
W. Ryan Wick, CFA	Portfolio Manager	since August 2024

Effective May 1, 2025, the following will replace the corresponding information in the Prospectuses for Transamerica Small Cap Value under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
Rick Plummer, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2025; Employed by Systematic Financial Management, L.P. since 2004
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005

* * *

Transamerica Small/Mid Cap Value

Effective May 1, 2025, the following will replace the corresponding information in the Prospectuses for Transamerica Small/Mid Cap Value under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Systematic Financial Management, L.P.
Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since April 2011
Rick Plummer, CFA	Portfolio Manager	since May 2025
W. Ryan Wick, CFA	Portfolio Manager	since March 2022

Effective May 1, 2025, the following will replace the corresponding information in the Prospectuses for Transamerica Small/Mid Cap Value under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2011; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
Rick Plummer, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2025; Employed by Systematic Financial Management, L.P. since 2004
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2022; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005

* * *

Effective May 1, 2025, the following will replace the corresponding information in the Statements of Additional Information under the section in Appendix B entitled “Portfolio Managers – Systematic Financial Management, L.P. (“Systematic”):

Transamerica Small Cap Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth W. Burgess, CFA	3	$525 million	1	$49 million	155	$2.96 billion
Rick Plummer, CFA*	3	$486 million	1	$48 million	163	$2.89 billion
W. Ryan Wick, CFA	3	$525 million	1	$49 million	155	$2.96 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth W. Burgess, CFA	0	$0	0	$0	1	$206 million
Rick Plummer, CFA*	0	$0	0	$0	1	$201 million
W. Ryan Wick, CFA	0	$0	0	$0	1	$206 million

*	As of February 28, 2025

Transamerica Small/Mid Cap Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth W. Burgess, CFA	3	$356 million	1	$49 million	155	$2.96 billion
Rick Plummer, CFA*	3	$310 million	1	$48 million	163	$2.89 billion
W. Ryan Wick, CFA	3	$356 million	1	$49 million	155	$2.96 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth W. Burgess, CFA	0	$0	0	$0	1	$206 million
Rick Plummer, CFA*	0	$0	0	$0	1	$201 million
W. Ryan Wick, CFA	0	$0	0	$0	1	$206 million

*	As of February 28, 2025

* * *

Investors Should Retain this Supplement for Future Reference

May 1, 2025